Share-based payments - Summary of the Number and Weighted Average Purchase Prices Movements in RSU (Detail)	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Number of RSUs, Beginning balance | shares	259,714	153,595
Number of RSUs, Granted | shares	681,588	175,991
Number of RSUs, Vested | shares	(65,846)	(57,372)
Number of RSUs, Forfeited | shares	(79,762)	(12,500)
Number of RSUs, Ending balance | shares	795,694	259,714
Beginning balance , Weighted average | € / shares	€ 0	€ 0
Granted , Weighted average | € / shares	0	0
Vested , Weighted average | € / shares	0	0
Forfeited , Weighted average | € / shares	0	0
Ending balance , Weighted average | € / shares	€ 0	€ 0